Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (22,986)	$ (13,576)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	144	98
Shares issued as compensation for consulting services		38
Stock-based compensation	3,196	289
Loss on fair value adjustment of warrant liability	294	1,160
Loss (gain) on fair value of strategic investments	17	(1,510)
Accretion and interest related to marketable securities	(2,118)
Loss on debt extinguishment		682
Non-cash lease expense	313	269
Amortization of deferred financing fees	73	91
Changes in operating assets and liabilities:
Accounts receivable	(75)	41
Inventory	98	(65)
Prepaid expenses and other assets	(723)	(485)
Accounts payable, accrued expenses and other liabilities	(1,016)	672
Operating lease liabilities - current and non-current	(341)	(48)
Deferred revenue	(1,747)	(945)
Net cash used in operating activities	(24,871)	(13,289)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(62)	(313)
Sales of marketable securities	64,200
Purchases of marketable securities	(99,549)	(208)
Net cash used in investing activities	(35,411)	(521)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of debt financing, inclusive of debt extinguishment costs		(6,446)
Proceeds from Avenue term loan		10,000
Proceeds from exercise of warrants	23	79
Proceeds from exercise of stock options	74	117
Effect of merger, net of transaction costs (Note 3)	56,810
Deferred financing, offering and merger costs		(2,735)
Net cash provided by financing activities	56,907	110,845
Net (decrease) increase in cash and cash equivalents	(3,375)	97,035
Cash and cash equivalents, beginning of the period	19,784	9,938
Cash and cash equivalents, end of the period	16,409	106,973
Cash paid during the six months ended June 30:
Interest	718	741
Non-cash financing activities:
Deferred offering and merger costs in accounts payable and accrued expenses		6,844
Warrants issued pursuant to private placement financing		620
Warrants issued pursuant to debt financing		178
Series D-1 Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement financing		$ 109,830